                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer: UBS Financial Services Inc.
                                  1200 Harbor Blvd.
                                  Weehawken, New Jersey  07086

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2.    The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

      Equity Opportunity Trust
      Dividend Income Value Strategy Series 2005K

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3.    Investment Company Act File Number: 811-3722

      Securities Act File Number: 333-129481

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4(a). Last day of fiscal year for which this Form is filed: 12/31/06

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)

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4(c). [X] Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                        $   355,654
                                                                     -----------

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:    $  5,734,274
                                                      ------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                           $          0
                                                      ------------

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                            $ 5,734,274
                                                                     -----------

     (v)    Net sales -- If Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                         $         0
                                                                     -----------

     (vi)   Redemption credits available for use
            in future years -- If Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                             ($0)
                                                      ------------

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                                                      x.0000307
                                                                     -----------

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" If no
            fee is due):                                            =$         0
                                                                     -----------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October
     11, 1997, then report the amount of securities (number of
     shares or other units) deducted here:                                    0.
                                                                     -----------

     If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
     available for use by the issuer in future fiscal years, then
     state that number here:                                                  0.
                                                                     -----------

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7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year:                +$         0
                                                                     -----------

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8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:                   =$         0
                                                                     -----------

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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:  [ ] Wire Transfer
                              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ RICHARD STEWART
                           ------------------------------
                           Richard Stewart
                           Director

Date: March 30, 2007